Dividends on Ordinary Shares (Tables)	12 Months Ended
Dec. 31, 2019
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Disclosure of Dividends on Ordinary Shares Declared and Paid
Dividends on ordinary shares declared and paid in the year were as follows:

	Group			Group
	2019 Pence per share	2018 Pence per share	2017 Pence per share	2019 £m	2018 £m	2017 £m
In respect of current year - first interim	1.95	3.54	4.58	138	250	323
- second interim	1.76	9.46	3.26	124	668	230
- third interim	0	2.90	—	0	205	—

	3.71	15.90	7.84	262	1,123	553